Investment Objectives and Goals - First Trust Bloomberg Space Economy ETF	Jul. 02, 2026
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Bloomberg Space Economy ETF (FSPC)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Bloomberg Space Economy ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Bloomberg Space Economy Index (the “Index”).